Income Taxes (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Taxes [Abstract]
Net operating loss	$ 2,023	$ 0
Valuation allowance	$ 8,103	$ 224,381